THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

June 21, 2007

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.

Senior Counsel

Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

We are enclosing Post-Effective Amendment No. 94 (“PEA No. 94”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series, IMS Capital Value Fund, IMS Strategic Income Fund and IMS Strategic Allocation Fund (each a “Fund” and, collectively, the “Funds”).

PEA No. 94 has been marked to show changes. We hereby request that the SEC staff selectively review only those sections that contain material changes, which are as follows:

Prospectus

Risk/Return Summary – for each Fund
Fees and Expenses of Investing in the Funds
Other Investment Information – Foreign Securities
Management of the Funds

SAI
Additional Information About the Funds’ Investments and Risk Considerations
Investment Advisor

We respectfully request expedited review of these revised sections only, as permitted by the February 25, 1994 generic comment letter of the SEC’s Division of Investment Management. The adviser’s target effective date for the filing is August 15, 2007. Your assistance in meeting our target effective date is sincerely appreciated. If you have any questions regarding the Funds, please contact me at (314) 552-6295

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren